Related Parties (Q1) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net receivables from related parties	$ 8.4		$ 11.2	$ 10.0
Management
Related Party Transaction [Line Items]
Investment balance of related party	442.0		426.7	334.8
Affiliated Entity | Aircraft Utilization | GCMH
Related Party Transaction [Line Items]
Amounts of transaction	$ 0.2	$ 0.9	$ 0.5	$ 3.7	$ 3.2